Long-Term Debt and Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Long-Term Debt and Short-Term Borrowings
Schedule of Long-Term Debt
Long-Term Debt
	Currency/	Effective	Final
(Millions)	Fixed vs.	Interest	Maturity	Carrying Value
Description / 2013 Principal Amount	Floating	Rate	Date	2013	2012
Eurobond (775 million Euros)	Euro Fixed	4.30%	2014	$1,075	$1,034
Medium-term note ($1 billion)	USD Fixed	1.62%	2016	995	994
Medium-term note	USD Fixed	― %	―	―	850
30-year bond ($750 million)	USD Fixed	5.73%	2037	748	747
Medium-term note ($650 million)	USD Fixed	1.10%	2017	648	647
Medium-term note ($600 million)	USD Fixed	2.17%	2022	592	592
Eurobond (300 million Euros)	Euro Fixed	1.97%	2021	411	―
Eurobond (300 million Euros)	Euro Floating	0.57%	2021	404	―
Eurobond (250 million Euros)	Euro Floating	0.43%	2014	349	349
30-year debenture ($330 million)	USD Fixed	6.01%	2028	346	347
UK borrowing (66 million GBP)	GBP Floating	1.35%	2015	109	106
Floating rate note ($97 million)	USD Floating	0.00%	2041	97	97
Floating rate note ($59 million)	USD Floating	0.00%	2044	59	59
Other borrowings	Various	0.64%	2014-2040	79	80
Total long-term debt				$5,912	$5,902
Less: current portion of long-term debt				1,586	986
Long-term debt (excluding current portion)				$4,326	$4,916

Schedule of Short-Term Borrowings and Current Portion of Long-Term Debt
Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective	Carrying Value
(Millions)	Interest Rate	2013	2012
Current portion of long-term debt	3.05%	$1,586	$986
U.S. dollar commercial paper	― %	―	―
Other borrowings	5.35%	97	99
Total short-term borrowings and current portion of long-term debt		$1,683	$1,085

Schedule of Weighted-Average Effective Interest Rate
Weighted-Average Effective Interest Rate

	Total
At December 31	2013	2012
Short-term	3.18%	3.91%
Long-term	2.56%	3.16%

Schedule of Maturities of Long-Term Debt
Maturities of long-term debt for the five years subsequent to December 31, 2013 are as follows (in millions):

						After
2014	2015	2016	2017	2018		2018	Total
$1,586	$109	$996	$720	$	―	$2,501	$5,912